Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	16,428,572
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 287,500,010.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 25,012.50
Offering Note	(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-293750), filed on February 25, 2026. (2) The amount registered includes the shares of common stock that may be purchased by the underwriters pursuant to their option to purchase additional common stock.